Supplemental Cash Flow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 309,857	$ 108,977	$ 128,743
Restricted cash – current	3,714	2,227	2,786
Restricted cash – non-current	3,135	3,135	3,135
Disposal Group, Including Discontinued Operation, Cash	0	101,190	220,042
Disposal Group, Including Discontinued Operation, Restricted Cash, Current	0	11,888	8,358
Disposal Group, Including Discontinued Operation, Restricted Cash - Non-Current	0	38,103	42,826
Total cash, cash equivalents and restricted cash	$ 316,706	$ 265,520	$ 405,890	$ 456,325